Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Consulting Revenues	$ 8,108	$ 24,108
Operating expenses
Cost of materials	0	474
Sales and marketing expenses	284,138	0
Depreciation and amortization expense	2,947	5,672
Professional fees	2,068,796	741,375
Stock based compensation	675,324	80,635
Payroll expenses	652,877	679,259
Research and development	328,026	149,650
General and administrative expenses	432,470	408,306
Total operating expenses	4,444,578	2,065,371
Operating loss	(4,436,470)	(2,041,263)
Non-operating income (expense):
Interest expense	(6,259,467)	(3,196,153)
Gain on settlement of debt	3,108,342	3,562,067
Grant income	21,010	21,010
Gain (loss) on derivative liability	(2,244,353)	7,887,025
Loss on impaired assets	(43,957)	0
Non-operating income (expense), net	(5,418,425)	8,273,949
Income (loss) before income taxes	(9,854,895)	6,232,686
Income tax provision	0	0
Net income (loss)	$ (9,854,895)	$ 6,232,686
Earnings (loss) per common share	$ (0.46)	$ 0.34
Weighted average number of common shares outstanding	21,497,069	18,505,467